Value Line Strategic Asset Management Trust

220 East 42nd Street
New York, New York  10017-5891
Phone:  (212) 907-1500 / Fax:  (212) 907-1945

May 1, 2009

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	Value Line Strategic Asset Management Trust
File Nos. 33-16245; 811-05276
Rule 497(j)

Dear Sir/Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein
Legal Counsel